UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number

DWS Advisor Funds (formerly Scudder Advisor Funds)

(Exact name of registrant as specified in charter)

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

DWS Mid Cap Growth Fund

(formerly Scudder Mid Cap Growth Fund)

	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 21.5%
Hotels Restaurants & Leisure 6.6%
P.F. Chang's China Bistro, Inc.* (a)	603,800	29,966,594
Station Casinos, Inc.	404,800	27,445,440
The Cheesecake Factory, Inc.*	830,850	31,065,481

		88,477,515
Specialty Retail 6.3%
Chico's FAS, Inc.*	1,047,400	46,012,282
Urban Outfitters, Inc.* (a)	1,471,800	37,251,258

		83,263,540
Textiles, Apparel & Luxury Goods 8.6%
Coach, Inc.*	1,183,600	39,461,224
Polo Ralph Lauren Corp. (a)	833,500	46,792,690
Quicksilver, Inc.*	2,090,700	28,935,288

		115,189,202
Consumer Staples 3.0%
Food & Staples Retailing 0.9%
Herbalife Ltd.*	381,000	12,390,120
Household Products 2.1%
Jarden Corp.* (a)	925,250	27,896,288
Energy 10.8%
Energy Equipment & Services 4.7%
BJ Services Co.	522,900	19,174,743
Noble Corp.	374,200	26,396,068
Rowan Companies, Inc.	492,400	17,549,136

		63,119,947
Oil, Gas & Consumable Fuels 6.1%
Peabody Energy Corp.	508,900	41,943,538
Ultra Petroleum Corp.* (a)	703,200	39,238,560

		81,182,098
Financials 9.4%
Capital Markets 4.9%
E*TRADE Financial Corp.*	1,837,300	38,326,078
Legg Mason, Inc.	225,750	27,020,017

		65,346,095
Diversified Financial Services 4.5%
Affiliated Managers Group, Inc.* (a)	478,600	38,407,650
Nuveen Investments "A"	500,100	21,314,262

		59,721,912
Health Care 21.9%
Biotechnology 3.5%
Genzyme Corp.*	381,300	26,988,414

Invitrogen Corp.*	287,200	19,139,008

		46,127,422
Health Care Equipment & Supplies 3.8%
C.R. Bard, Inc.	385,700	25,425,344
Fisher Scientific International, Inc.*	415,500	25,702,830

		51,128,174
Health Care Providers & Services 11.8%
AMERIGROUP Corp.*	1,451,200	28,240,352
Community Health Systems, Inc.*	715,600	27,436,104
Coventry Health Care, Inc.*	588,400	33,515,264
DaVita, Inc.*	571,000	28,915,440
Omnicare, Inc.	700,300	40,071,166

		158,178,326
Pharmaceuticals 2.8%
Celgene Corp.* (a)	569,400	36,897,120
Industrials 10.4%
Construction & Engineering 1.1%
Chicago Bridge & Iron Co., NV (New York Shares)	603,500	15,214,235
Electrical Equipment 3.8%
Molex, Inc. "A"	843,300	20,736,747
Roper Industries, Inc.	744,600	29,419,146

		50,155,893
Machinery 5.5%
Joy Global, Inc.	527,100	21,084,000
Oshkosh Truck Corp.	653,900	29,157,401
Terex Corp.*	383,400	22,773,960

		73,015,361
Information Technology 20.8%
Communications Equipment 2.1%
Andrew Corp.*	17,400	186,702
Comverse Technologies, Inc.*	1,045,500	27,799,845

		27,986,547
Computers & Peripherals 1.4%
NCR Corp.*	558,300	18,948,702
Electronic Equipment & Instruments 1.8%
Cogent, Inc.*	1,076,760	24,420,917
Internet Software & Services 1.6%
VeriSign, Inc.*	955,900	20,953,328
IT Consulting & Services 1.0%
Cognizant Technology Solutions Corp. "A"*	270,700	13,629,745
Semiconductors & Semiconductor Equipment 3.9%
Broadcom Corp. "A"*	565,400	26,658,610
Linear Technology Corp.	701,600	25,306,712

		51,965,322
Software 9.0%
Activision, Inc.*	1,929,466	26,510,863
Business Objects SA (ADR)*	779,000	31,479,390
NAVTEQ Corp.*	624,100	27,379,267
Salesforce.com, Inc.* (a)	1,083,900	34,738,995

		120,108,515

Telecommunication Services 1.1%
Wireless Telecommunication Services
NII Holdings, Inc.*	340,600	14,877,408

Total Common Stocks (Cost $983,062,927)		1,320,193,732
Preferred Stock 0.0%
Information Technology
Software
FusionOne "D"* (e) (Cost $3,750,002)	690,608	1
Securities Lending Collateral 14.5%
Daily Asset Fund Institutional, 4.28% (b) (c) (Cost $193,198,650)	193,198,650	193,198,650
Cash Equivalents 1.7%
Cash Management QP Trust, 4.26% (d) (Cost $22,780,009)	22,780,009	22,780,009
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,202,791,588)	115.1	1,536,172,392
Other Assets and Liabilities, Net	(15.1)	(201,251,807)

Net Assets	100.0	1,334,920,585

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2005 amounted to $186,525,064 which is14.0% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Restricted Security	Acquisition Date	Acquisition Cost ($)	Value ($)	As a % of Net Assets
FusionOne “D”	October 2000	3,750,002	1	0.0%

ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006